Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	AMERICAN POWER CORP.
Entity Central Index Key	0001436174
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash	$ 0	$ 629,857
Prepaids and deposit	9,020	17,753
TOTAL CURRENT ASSETS	9,020	647,610
LONG TERM ASSETS
Mineral property (Note 4)	2,670,500	2,670,500
Reclamation bond	125,108	92,876
Equipment - net	1,978	3,218
Website - net	16,562	26,297
TOTAL LONG TERM ASSETS	2,814,148	2,792,891
TOTAL ASSETS	2,823,168	3,440,501
LIABILITIES AND STOCKHOLDERS' EQUITY
Bank overdraft	423	0
Accounts payable and accrued liabilities	248,957	241,637
Promissory notes, current portion	1,600,000	431,250
TOTAL CURRENT LIABILITIES	1,849,380	672,887
LONG TERM LIABILITIES
Promissory notes, net of current portion, net of debt discount of $217,998 ($777,442 – September 30, 2011)	1,082,002	1,691,308
TOTAL LONG TERM LIABILITIES	1,082,002	1,691,308
TOTAL LIABILITIES	2,931,382	2,364,195
STOCKHOLDERS' EQUITY
Capital stock Authorized 500,000,000 shares of common stock, $0.001 par value, Issued and outstanding 101,247,086 shares of common stock (92,952,085 September 30, 2011)	101,247	92,951
Additional paid in capital	4,349,244	2,957,037
Stock payable	18,333	867,500
Accumulated deficit during exploration stage	(4,577,038)	(2,841,182)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(108,214)	1,076,306
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,823,168	$ 3,440,501

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Liabilities
Debt discount on promissory notes, net	$ 217,998	$ 777,442
Stockholders Equity
Common stock, par value	$ 0.001	$ 0.001
Common stock, Authorized	500,000,000	500,000,000
Common stock, Issued	101,247,086	92,952,085
Common stock, outstanding	101,247,086	92,952,085

Statements of Operations (USD $)	12 Months Ended		62 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
REVENUES
Revenues	$ 0	$ 0	$ 0
Total revenues	0	0	0
EXPENSES
Office and general	283,682	261,032	642,066
Management fees	236,833	802,500	1,237,997
Professional fees	173,517	119,291	383,659
Gain on debt forgiveness	0	0	(8,000)
Exploration costs	448,610	440,894	889,504
Total expenses	(1,142,642)	(1,623,717)	(3,145,226)
OTHER INCOME (EXPENSE)
Interest expense	(360,152)	(328,347)	(885,873)
Loss on extinguishment of debt	(233,062)	0	(470,869)
Total other expenses	(593,214)	(328,347)	(1,356,742)
NET LOSS	$ (1,735,856)	$ (1,952,064)	$ (4,501,968)
BASIC LOSS PER COMMON SHARE	$ (0.02)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	97,510,321	92,125,873

Statements of Cash Flows (USD $)	12 Months Ended		62 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,735,856)	$ (1,952,064)	$ (4,501,968)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	10,976	11,016	25,363
Stock-based compensation	251,336	692,500	1,103,836
Accretion of debt discount	326,382	328,287	852,043
Gain on extinguishment of debt	0	0	(8,000)
Loss on extinguishment of debt	233,062	0	470,869
(Increase) decrease in prepaid expenses	8,733	(11,429)	(9,020)
Decrease in advances to related party		18,416
Increase in accounts payable and accrued liabilities	7,319	222,909	256,956
NET CASH USED IN OPERATING ACTIVITIES	(898,048)	(690,365)	(1,809,921)
CASH FLOWS FROM INVESTING ACTIVITIES
Website	0	(7,754)	(38,945)
Equipment	0	0	(4,957)
Mineral property	0	0	(350,000)
Reclamation bond	(32,232)	(92,876)	(125,108)
NET CASH USED IN INVESTING ACTIVITIES	(32,232)	(100,630)	(519,010)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank overdraft	423	0	423
Proceeds from sale of common stock	300,000	1,500,000	2,712,310
Loans from related party	0	0	16,198
Proceeds from notes payable	0	0	200,000
Payment on promissory note	0	(600,000)	(600,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	300,423	900,000	2,328,931
NET INCREASE ( DECREASE) IN CASH	(629,857)	109,005	0
CASH, BEGINNING OF PERIOD	629,857	520,852	0
CASH, END OF PERIOD	0	629,857	0
Supplemental information:
Interest paid in cash	31,250	0	31,250
Taxes paid in cash	0	0	0
Supplemental cash flow information and noncash financing activities:
Common stock payable for property	0	0	115,000
Promissory notes issued for property	0	0	2,405,500
Forgiveness of debt by former director	0	0	16,198
Common stock issued to satisfy common stock payable	867,500	1,106,410	1,973,910
Conversion of debt totalling $208,603, (including interest of $8,603) for common stock	$ 0	$ 0	$ 464,610

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Share Subscription Receivable	Stock Payable	Accumulated Deficit During The Exploration Stage	Total
Beginning Balance, Amount at Aug. 07, 2007
Beginning Balance, Shares at Aug. 07, 2007
Common stock issued for cash, shares	44,200,000
Common stock issued for cash, amount	44,200		(8,500)		(35,700)
Net loss					(2,525)	(2,525)
Ending Balance, Amount at Sep. 30, 2007	44,200		(8,500)		(38,225)	(2,525)
Ending Balance, Shares at Sep. 30, 2007	44,200,000
Common stock issued for cash, shares	43,180,000
Common stock issued for cash, amount	43,180				(39,370)	3,810
Subscription Receivable			8,500			8,500
Net loss					(12,964)	(12,964)
Ending Balance, Amount at Sep. 30, 2008	87,380				(90,559)	(3,179)
Ending Balance, Shares at Sep. 30, 2008	87,380,000
Net loss					(21,338)	(21,338)
Ending Balance, Amount at Sep. 30, 2009	87,380				(111,897)	(24,517)
Ending Balance, Shares at Sep. 30, 2009	87,380,000
Common stock issued for cash, shares	800,000
Common stock issued for cash, amount	800	399,200				400,000
Forgiveness of debt by former director		16,198				16,198
Common Stock, issued for mineral property, shares	2,300,000
Common Stock, issued for mineral property, amount	2,300	112,700				115,000
Common stock to be issued on debt, amount				446,410		446,410
Common stock to be issued for services, amount				160,000		160,000
Private placement received in advance				500,000		500,000
Net loss					(777,221)	(777,221)
Ending Balance, Amount at Sep. 30, 2010	90,480	528,098		1,106,410	(889,118)	835,870
Ending Balance, Shares at Sep. 30, 2010	90,480,000
Common stock issued for cash, shares	1,554,880
Common stock issued for cash, amount	1,554	1,398,446		100,000		1,500,000
Forgiveness of debt by former director						0
Common Stock, issued for mineral property, amount						0
Common stock to be issued on debt, amount						0
Common stock to be issued for services, shares	500,000
Common stock to be issued for services, amount	500	584,500		(160,000)		425,000
Common stock issued for stock payable shares	417,205
Common stock issued for stock payable, amount	417	445,993		(446,410)
Common stock to be issued for services at September 30, 2011				267,500		267,500
Net loss					(1,952,064)	(1,952,064)
Ending Balance, Amount at Sep. 30, 2011	92,951	2,957,037		867,500	(2,841,182)	1,076,306
Ending Balance, Shares at Sep. 30, 2011	92,952,085
Common stock issued for cash, shares	4,067,728
Common stock issued for cash, amount	4,069	413,434				417,503
Common Stock, issued for mineral property, amount						0
Common stock to be issued on debt, amount						0
Common stock to be issued for services, shares	1,500,000
Common stock to be issued for services, amount	1,500	381,500		18,333		133,833
Common stock issued for stock payable shares	2,727,273
Common stock issued for stock payable, amount	2,727	597,273		(600,000)
Net loss					(1,735,856)	(1,735,856)
Ending Balance, Amount at Sep. 30, 2012	$ 101,247	$ 4,349,244		$ 18,333	$ (4,577,038)	$ (108,214)
Ending Balance, Shares at Sep. 30, 2012	101,247,086

1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

American Power Corp. (the “Company”) was originally organized as Teen Glow Makeup, Inc. under the laws of the State of Nevada on August 7, 2007.  On April 30, 2010 the Company changed its name to American Power Corp.  The Company is in the exploration stage and has incurred losses since inception of $4,501,968.  The Company is An Exploration Stage Enterprise, as defined in FASB ASC 915-10 “Development Stage Entities”.  During the year ended September 30, 2010, the Company decided to redirect its business focus toward coal, oil and natural gas exploration and development.

The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles for financial information and with the instructions to Form 10-K.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements present the balance sheets, statements of operations, stockholders’ equity (deficit) and cash flows of the Company. These financial statements are presented in United States dollars and have been prepared in accordance with accounting principles generally accepted in the United States.

Going Concern

The Company’s financial statements as of September 30, 2012 have been prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. For the years ended September 30, 2012 and 2011 the Company had a net loss of $1,735,856 and $1,952,064, respectively.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plan is to obtain such resources for the Company by obtaining capital from management and significant shareholders sufficient to meet its minimal operating expenses and seeking equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. These financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Stock based compensation

The Company recognizes stock-based compensation in accordance with ASC Topic 718 “Stock Compensation”, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options and employee stock purchases related to an Employee Stock Purchase Plan based on the estimated fair values.

For non-employee stock-based compensation, the Company has adopted ASC Topic 505 “Equity-Based Payments to Non-Employees”, which requires stock-based compensation related to non-employees to be accounted for based on the fair value of the related stock or options or the fair value of the services on the grant date, whichever is more readily determinable in accordance with ASC Topic 505.

Cash and cash equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less.

Financial Instruments

ASC 825, Financial Instruments requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 825 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data of the fair value of the assets or liabilities.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable and accrued liabilities, and promissory notes.

Pursuant to ASC 825, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The Company believes that the recorded values of cash, accounts payable and accrued liabilities, and other payables approximate their current fair values because of their nature and respective relatively short maturity dates or durations. Notes payable and loans payable approximate current fair value because interest is payable at market rates.

Use of Estimates and Assumptions

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

Net Loss per Share

Basic loss per share includes no dilution and is computed by dividing loss available to common stockholders by the weighted average number of common shares outstanding for the period.  Dilutive loss per share reflects the potential dilution of securities that could share in the losses of the Company.  Because the Company does not have any potentially dilutive securities, the accompanying presentation is only of basic loss per share.

Fixed Assets

Fixed assets are stated at cost.  Major renewals and improvements are charged to the asset accounts while replacements, maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed.  At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation accounts are relieved of the applicable amounts.  Gains or losses from retirements or sales are credited or charged to income.

The Company’s fixed assets consist of computer equipment, which is valued at cost and depreciated using the straight-line method over a period of four years.

Website Development Costs

Costs incurred in developing and maintaining a website are charged to expense when incurred for the planning, content population, and administration or maintenance of the website. All development costs for the application, infrastructure, and graphics development are capitalized and subsequently reported at the lower of unamortized cost or net realizable value. Capitalized costs are amortized using the straight-line method over a four year estimated economic life. For the years ended September 30, 2012 and September 30, 2011, the company recorded Website amortization of $9,736 and $9,754, respectively, and net Website asset of $16,562 and $26,297, respectively.

Revenue Recognition

Coal, oil, and natural gas revenues are recorded using the sales method, whereby the Company recognizes coal, oil and natural gas revenue based on the amount of coal, oil, and gas sold to purchasers, when title passes, the amount is determinable, and collection is reasonably assured.  Actual sales of coal, oil, and natural gas are based on sales, net of the associated volume charges for processing fees and for costs associated with delivery, transportation, marketing, and royalties in accordance with industry standards.  Operating costs and taxes are recognized in the same period in which revenue is earned.

Income Taxes

The Company follows the liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances.  Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.  As of September 30, 2012, the Company had net operating loss carry forwards; however, due to the uncertainty of realization, the Company has provided a full valuation allowance for the deferred tax assets resulting from these loss carryforwards.

Mineral Property Costs

The Company has not yet realized any revenues from its planned operations.  It is primarily engaged in the acquisition and exploration of mining and coal properties.  Mineral property exploration costs are charged to operations as incurred.  When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property, are capitalized.  Such costs will be depleted using the units-of-production method over the estimated life of the probable reserve.

Although the Company has taken steps to verify title to mineral and coal properties in which it has an interest, according to the usual industry standards for the stage of exploration of such properties, these procedures do not guarantee the Company’s title.  Such properties may be subject to prior agreements or transfers and title may be affected by undetected defects.

Recent Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements that impacted the fourth quarter of fiscal 2012, or which are expected to impact future periods, which were not already adopted and disclosed in prior periods.

3. FIXED ASSETS	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
3. FIXED ASSETS

The Company’s fixed assets consist of computer equipment which is valued at cost and depreciated using the straight-line method over four years as follows:

			Sept. 30,	Sept. 30,
		Accumulated	2012	2011
	Cost	Amortization	Net	Net

Computer equipment	$4,957	$2,979	$1,978	$3,218

Depreciation of $1,240 and $1,262 is included in general and administrative expenses in the statement of operations for the years ended September 30, 2012 and 2011, respectively.

4. COAL AND OTHER MINERAL PROPERTIES	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
COAL AND OTHER MINERAL PROPERTIES

The Company entered into a series of agreements to acquire all the mineral, oil and gas rights of a mineral property located in Judith Basin County, Montana for a total consideration of $2,670,500.

Coal Agreement and Amendment

On March 31, 2010, the Company, Future Gas Holdings, Ltd. (“Future Gas”) and JBM Energy Company, LLC (“JBM”) entered into an Assignment of Coal Agreement (“Assignment”) to transfer and assign all the rights and obligations of Future Gas to the Company to purchase all coal mineral rights owned by JBM under a Coal Buy and Sell Agreement (“Coal Agreement”) dated February 4, 2010. Pursuant to the Assignment and Coal Agreement, the Company paid in cash $150,000 to JBM and signed a 5% promissory note with a face value of $1,750,000 (“Coal Promissory Note”) to JBM. During the first 2 years, the note carried no interest. On July 9, 2010 and January 9, 2011 cash payments of $200,000 and $200,000, respectively, were paid towards Coal Promissory Note. An additional amount of $100,000 was to be paid 90 days following the completion of the Reserve Study and Mining Plan, to be no later than April 9, 2012. Interest only payments on the $1,250,000 balance were to be made quarterly during the third and fourth years, starting July 9, 2012.  Starting July 9, 2014, the principal balance of $1,250,000 was to be paid in 8 equal quarterly installments, plus accrued interest on the unpaid principal balance to date of each principal payment. The Company has made one interest payment of $15,625 as of September 30, 2012, and one interest payment of $15,625 subsequently.

On March 26, 2012, the Company entered into an Amended and Restated Coal Buy Sell Agreement (the “Coal Amendment”), by and between the Company and JBM, amending and restating the terms of the Coal Agreement, dated as of February 4, 2010, by and between JBM and Future Gas, which Coal Agreement was subsequently assigned by Future Gas to the Company pursuant to that certain Assignment, dated as of March 31, 2010, by and among JBM, Future Gas, and the Company.

The Coal Amendment extended the date upon which the Company must complete a reserve study and mine feasibility study from April 9, 2012 to April 9, 2013. However, the Company represents that it will make every effort in good faith to complete its drilling plan in 2012 and have Weir International, Inc. finalize and prepare a preliminary reserve study and mine feasibility study and mining plan as soon as possible thereafter. The Coal Amendment also provides that the Company’s payment of $100,000 to JBM that was previously due 90 days following the completion of the mining and reserve study and to be no later than April 9, 2012 is now due on the earlier of (i) sixty (60) days following the effective date of the registration statement (the "Registration Statement") with respect to the Amended and Restated Standby Equity Distribution Agreement (the “SEDA”), dated as of June 13, 2012, by and between the Company and YA Global Master SPV Ltd. or (ii) December 9, 2012, and delayed the first interest payment due under the Coal Agreement until July 9, 2012.  Finally, the Company’s payment obligations under the Coal Amendment are evidenced by an amended and restated promissory note of the Company in favor of JBM, dated as of March 26, 2012, with a current principal balance of $1,350,000, an interest rate of 5% per annum and monthly payments of $100,000 plus accrued interest commencing on April 9, 2013 (the “Amended Coal Promissory Note”). The Amended Coal Promissory Note replaces the Coal Promissory Note, dated as of April 9, 2010, by the Company in favor of JBM.

The Amended Coal Promissory Note to facilitate the agreements is contracted at an interest rate substantially below market rates for similar types of coal properties. Accordingly, the Company imputed a discount of $186,392 at a market interest rate of approximately 16% in accordance FASB ASC 835,”Interest”. Should the Company make all necessary payments as indicated, up until December 9, 2012 and completes the Reserve Study and Mining Plan as anticipated in the agreement, but defaults on the $1,250,000 balance, the coal property will be returned to JBM and the Company will receive a 40% equity interest in JBM and the $1,250,000 balance will be cancelled.  Otherwise, if the Company defaults on Amended Coal Promissory Note, JBM at its option may terminate the agreement and or initiate action for any other remedy under the law.  At September 30, 2012, Amended Coal Promissory Note is presented net of unamortized debt discount of $108,223 (2011 - $381,808).

Under the Coal Amendment, JBM will be paid a royalty of $0.25 per ton on all coal when and as mined from the coal property.

Mineral Agreement and Amendment

On April 9, 2010, the Company, Future Gas and Russell B. Pace, Jr. (“Pace”) entered into an Assignment and Assumption of Mineral Agreement (“Mineral Agreement”) to transfer and assign all the rights and obligations of Future Gas to the Company to purchase all mineral rights (except coal), oil and gas rights owned by Pace under a Mineral Buy and Sell Agreement dated February 4, 2010.  Pursuant to the Mineral Buy and Sell Agreement, the Company issued 1,000,000 shares of its common stock valued at $50,000 ($0.05 per share), signed a 5% promissory note with a face value of $1,950,000 (“Mineral Promissory Note”). On October 9, 2010 and April 9, 2011 cash payments of $200,000 and $200,000, respectively, was paid towards Mineral Promissory Note. Additional amounts of $100,000 and $200,000 were to be paid 90 days and 180 days, respectively, following the completion of the Reserve Study and Mining Plan, to be no later than April 9, 2012. An interest only payment on the $1,250,000 balance was to be paid quarterly during the third and fourth years, starting July 9, 2012. Starting, July 9, 2014, the principal balance of $1,250,000 were to be paid in 8 equal quarterly installments, plus accrued interest on the unpaid principal balance to date of each principal payment.

On April 9, 2010, the Company agreed to issue 300,000 common shares of common stock valued at $15,000 ($0.05 per share), to the parties involved in the Assignment of Coal Agreement and Assignment and Assumption of Mineral Agreement as introduction and assignment compensation. The shares were issued on August 27, 2010.

Furthermore, the Company issued 1,000,000 shares of its common stock valued at $50,000 ($0.05 per share) to Future Gas for the assignment of such agreements

On March 26, 2012, the Company entered into an Amended and Restated Mineral Buy Sell Agreement (the “Mineral Amendment”), by and between the Company and Pace, amending and restating the terms the Mineral Agreement, dated as of February 4, 2010, by and between Pace and Future Gas, which Mineral Agreement was subsequently assigned by Future Gas to the Company pursuant to that certain Mineral Agreement, dated as of April 9, 2010, by and among Pace, Future Gas, and the Company.

The Mineral Amendment delays the Company’s payment of $100,000 to Pace until the earlier of (i) sixty (60) days following the effective date of the Registration Statement or (ii) December 9, 2012, and delays the first interest payment due under the Mineral Agreement until July 9, 2012. An additional $200,000 will be payable to Pace upon the earlier of (i) ninety (90) days following the effective date of the Registration Statement or (ii) December 9, 2012. The $100,000 and $200,000 amounts were to be previously paid 90 days and 180 days, respectively, following the completion of the Reserve Study and Mining Plan, to be no later than April 9, 2012. Finally, the Company’s payment obligations under the Mineral Agreement are evidenced by an amended and restated promissory note of the Company in favor of Pace, dated as of March 26, 2012, with a current principal balance of $1,550,000, an interest rate of 5% per annum and monthly payments of $100,000 plus accrued interest commencing on April 9, 2013 (the “Amended Mineral Promissory Note”). The Amended Mineral Promissory Note replaces the Mineral Promissory Note, dated as of April 9, 2010, by the Company in favor of Pace.

The Amended Mineral Promissory Note to facilitate the agreements is contracted at an interest rate substantially below market rates for similar types of mineral, oil and gas properties.   Accordingly, the Company imputed a discount of $200,363 at a market interest rate of approximately 16% in accordance FASB ASC 835, “Interest”.  If the Company defaults on Amended Mineral Promissory Note, Pace at his option may terminate the agreement and or initiate action for any other remedy under the law.  At September 30, 2012, Amended Mineral Promissory Note is presented net of unamortized debt discount of $109,775 (2011 - $395,634).

Under the Mineral Buy Sell Agreement, Pace is due a royalty equal to 20% of all royalties and other payments received by the Company as a result of any lease of the mineral property conveyed and 20% of all net cash proceeds and/or other consideration received by the Company from the sale or disposal of the mineral, oil and gas property.

Loss on Extinguishment of Debt

In accordance with ASC Topic No. 470, “Debt – Modifications and Extinguishments” (Topic 470), the transactions noted above were determined to be an extinguishment of the existing debt and an issuance of new debt. As a result, we recorded a loss on the extinguishment of debt in the amount of $233,062 in the line item “Loss on extinguishment of debt” in the Statements of Operations.

Consulting Agreement

Pursuant to a Consulting Agreement dated as of February 4, 2010 between Pace and Future Gas assigned to the Company on March 31, 2010, Pace agreed to provide consulting services to Future Gas concerning the coal property conveyed to Future Gas by JBM in the Coal Buy and Sell Agreement, and other minerals conveyed to Future Gas by Pace in the Mineral Buy and Sell Agreement.  Future Gas agreed to pay Pace $5,000 on the first day of the month following the closing date of the Coal Buy and Sell Agreement and on the first day of each following month during for a period of one year subject to the option of Pace to extend this Consulting Agreement for two successive one year terms. Pace's rights to further compensation under this Consulting agreement will terminate upon termination of the Coal Buy and Sell Agreement by either party as authorized under said Coal Buy and Sell Agreement.  Pace agreed to make himself available to perform consulting services for Future Gas for 5 days during each paid month.  Future Gas had the option to require Pace to perform consulting services for an additional 5 days during each paid month for an additional $1,000 per each additional day.  If Future Gas required more than 10 days per paid month, Pace had the option to decline or if accepted, Future Gas agreed to pay Pace $500 per each additional day. The Consulting Agreement is for services received by the Company after the purchase of the mineral property and is accounted for as an expense in the statements of operations.

5. SHAREHOLDERS EQUITY (DEFICIT)	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
SHAREHOLDERS’ EQUITY (DEFICIT)

NOTE 5 – SHAREHOLDERS’ EQUITY (DEFICIT)

Share Capital

The Company’s capitalization is 500,000,000 shares of common stock with a par value of $0.001 per share.  No preferred shares have been authorized or issued.

On August 13, 2007, a former director purchased 44,200,000 shares of the common stock in the Company for $8,500, recognizing a loss of $35,700.

During July and August 2008, the Company sold 43,180,000 shares for $3,810, recognizing a loss of $39,370.

On January 25, 2010, a former director forgave a loan in the amount of $16,198 which was owed to the director by the Company.

On January 25, 2010, the Company announced a change in control of the Company.  Johannes Petersen, a director of the Company acquired 98.63% of the issued and outstanding shares of stock of the Company from Pamela Hutchinson and Andrea Mizuhima pursuant to the terms and conditions of two Agreements for the Purchase of Common Stock, dated November 20, 2009.

On April 9, 2010, as a result of the execution of the Mineral Buy and Sell Agreement, the Company was obligated to issue 1,000,000 shares of its common stock valued at $50,000 ($0.05 per share) to Russell B. Pace, Jr. The shares were issued on August 27, 2010.

On April 9, 2010, the Company agreed to issue 300,000 common shares valued at $15,000 ($0.05 per share) to the parties involved in the Assignment of Coal Agreement and Assignment and Assumption of Mineral Agreement as introduction and assignment compensation. The shares were issued on August 27, 2010.

On April 9, 2010, the Company agreed to issue 1,000,000 shares of common stock valued at $50,000 ($0.05 per share) to JBM Energy Company, LLC in lieu of a $50,000 cash payment due under a Coal Buy and Sell Agreement.  The shares were issued on August 27, 2010.

Effective April 30, 2010, the President and Chairman of the Board entered into an agreement with the Company whereby 2,845,800,000 shares of the outstanding common stock of the Company were canceled and returned to the pool of the Company’s authorized and unissued shares of common stock. Since the shares under this agreement have been cancelled without the exchange of consideration to reduce number of shares outstanding, the Company considered the change in capital structure from the cancellation agreement in substance a reverse stock split.  In accordance with SAB Topic 4-C, the Company recorded the cancellation retroactively as a reduction to the par value of common stock with a corresponding increase to additional paid-in capital.

Effective April 30, 2010, the Board of Directors authorized a 340 for 1 forward stock split on the issued shares of common stock.  The authorized number of shares of common stock was increased from 75,000,000 to 500,000,000 shares with a par value of $0.001.   All references in the accompanying financial statements to the number of common shares have been restated to reflect the forward stock split.

On June 30, 2010, the Company closed a private placement consisting of 800,000 shares of common stock at a purchase price of $0.50 per share, for gross proceeds of $400,000.

On August 1, 2010, the Company entered into an independent consultant agreement with CEO and Director, Alvaro Valencia, in which Mr. Valencia is entitled to receive over a period of 4 years, up to an aggregate amount of 4,000,000 of restricted shares of the Company’s common stock. The shares are to vest and be issued at the end of each three month period. For the years ended September 30, 2012, 2011 and 2010, Mr. Valencia has earned a total 1,000,000, 1,000,000 and 167,667 shares valued at $133,833, $692,500 and $133,833, respectively,  The shares were valued based on the closing price of our common stock on the date the stock grant vested.

On October 5, 2010, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 595,238 units valued at $0.84 per unit for an aggregate purchase price of $500,000.  Each unit comprises one share of common stock and one warrant of the Company.  Each warrant entitles the holder to purchase one additional share of common stock of the Company at an exercise price of $1.26 per share for a period of three years. These shares were previously recorded as stock payable at September 30, 2010.

On January 25, 2011, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 449,438 units valued at $0.89 per unit for an aggregate purchase price of $400,000.  Each unit comprises one share of common stock and one warrant of the Company.  Each warrant entitles the holder to purchase one additional share of common stock of the Company at an exercise price of $1.34 per share for a period of three years.

On February 23, 2011, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 510,204 units valued at $0.98 per unit for an aggregate purchase price of $500,000.  Each unit comprises one share of common stock and one warrant of the Company.  Each warrant entitles the holder to purchase one additional share of common stock of the Company at an exercise price of $1.47 per share for a period of three years.

On April 5, 2011, the Company issued 417,205 shares to settle the debt to equity conversion agreement entered into September 10, 2010, as a means of settling an outstanding loan and interest amount of $208,603. On April 6, 2010, the Company obtained the loan settled in the amount of $200,000, bearing interest of 10% per annum from Black Sands Holdings, Ltd.  The fair value of the shares was $446,410, of which $237,807 was recognized as a loss on debt settlement in the statement of operations for the year ended September 30, 2010. These shares were previously recorded as stock payable at September 30, 2010.

On April 5, 2011, the Company issued a total of 500,000 shares to Mr. Alvaro Valencia, CEO and Director of the Company in accordance with his Independent Consulting Agreement. These shares were previously recorded as a stock payable.

On August 9, 2011, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 2,727,273 units valued at $0.22 per unit for an aggregate purchase price of $600,000.  Each unit comprises one share of common stock and one warrant of the Company.  Each warrant entitles the holder to purchase one additional share of common stock of the Company at an exercise price of $0.33 per share for a period of three years. The shares for this Private Placement were not issued by September 30, 2011 and, as such, the $600,000 proceeds were recorded as stock payable on the balance sheet.

On December 12, 2011, the Company issued a total of 2,727,273 shares, valued at $600,000, to Black Sands Holding Inc. These shares were previously recorded as stock payable on September 30, 2011.

On December 12, 2011, the Company issued a total of 750,000 shares to Mr. Alvaro Valencia, CEO and Director of the Company in accordance with his Independent Consulting Agreement. These shares were previously recorded as a stock payable.

On February 17, 2012, the Company issued a total of 734,394 shares common stock to YA Global Master SPV Ltd. as a commitment fee for the following contemplated transitions:

(1)	On February 17, 2012, the Company entered into a Standby Equity Distribution Agreement (“SEDA”) with YA Global Master SPV Ltd. (“YA Global”) pursuant to which the Company may, at its sole and exclusive option, periodically sell to YA Global, and YA Global agrees to purchase shares of its common stock, $0.001 par value per share for a total purchase price of up to four million dollars ($4,000,000). Each sale of Common Stock, pursuant to an advance notice under the SEDA (each an “advance notice”), shall be limited to the greater of (1) $250,000 and (2) the average of the daily value traded for each of the 10 trading days prior to the applicable advance notice. For each share of Common Stock purchased pursuant to the SEDA, YA Global will pay to the Company ninety-five (95%) of the market price, defined as the average of the two lowest daily volume weighted average price of the Common Stock during the five (5) consecutive trading days following delivery by the Company of an advance notice, which price shall not be less than 90% of the volume weighted average price on the trading day prior to the advance notice date. Under the SEDA, the Company cannot sell shares of Common Stock until such time as it files with the Securities and Exchange Commission (“SEC”) a registration statement (the “Registration Statement”) registering the resale of the shares of Common Stock to be sold to YA Global, and such registration statement is declared effective by the SEC. The Company is not obligated to sell any shares of Common Stock under the SEDA and there are no minimum commitments or minimum use penalties. The SEDA, unless terminated by the Company, shall terminate on the earlier of (i) March 1, 2014, or (ii) the date on which YA Global

(2)	On February 17, 2012, the Company entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with YA Global pursuant to which the Company may issue and sell to YA Global, and YA Global shall purchase, secured convertible notes (the “Notes”) in an aggregate principal amount of up to $200,000, which Notes are convertible into Common Stock. The Company may notify YA Global in writing of its intent to sell a Note to YA Global at any time and from time to time after the Company’s initial filing of the Registration Statement and prior to the earlier of the date on which such Registration Statement is declared effective by the SEC and August 13, 2012, subject to the satisfaction (or waiver) of certain terms and conditions. Notes are issuable with principal amounts not to exceed $50,000 and, other than with respect to the first Note purchased by YA Global, there must be at least 30 days between Note Purchases.

Each Note issued pursuant to the Note Purchase Agreement shall mature on August 13, 2012 and shall bear interest at a rate equal to 8% per annum, payable upon the maturity of such Note. In addition, YA Global shall have the right to convert any portion of any outstanding Note, including any accrued interest, into shares of Common Stock, at a conversion rate equal to the daily volume weighted average price of the Common Stock for the three trading days prior to such Note’s issuance (the “Conversion Price”). The Company may also redeem all or any portion of any outstanding Notes, including any accrued interest, upon advanced written notice to YA Global, provided that the daily volume weighted average price of the Common Stock on the date of redemption is greater than the Conversion Price.

The commitment fee’s estimated value of $117,503 is based on the closing price of our common stock at February 17, 2012 and is included in the line item “Office and general” in Statements of Operations.

On June 13, 2012, the Company entered into a Termination Agreement with YA Global terminating the Note Purchase Agreement dated as of February 17, 2012, by and between the Company and YA Global.

Concurrently with the termination of the Note Purchase Agreement, on June 13, 2012, the Company entered into an Amended and Restated Standby Equity Distribution Agreement with YA Global (“Amended SEDA”) to clarify the obligations of the parties pursuant to the Standby Equity Distribution Agreement, dated as of February 17, 2012, by and between the Company and YA Global.

On February 21, 2012, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 1,666,667 units valued at $0.12 per unit for an aggregate purchase price of $200,000.  Each unit consists of one share of the Company’s common stock and one warrant.   Each warrant entitles the holder to purchase one additional share of the Company’s common stock at an exercise price of $0.18 for a period of three years.

On September 20, 2012, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 1,666,667 units valued at $0.06 per unit for an aggregate purchase price of $100,000.  Each unit consists of one share of the Company’s common stock and one warrant. Each warrant entitles the holder to purchase one additional share of the Company’s common stock at an exercise price of $0.09 for a period of three years.

Stock Payable

At September 30, 2012, under the Independent Consultant Agreement between the Company and the CEO, 166,667 shares of common stock were recorded in stock payable on the balance sheet at an estimated value of $18,333 based on the closing price of our shares of common stock at September 30, 2012.

Warrants

The following is a summary of the common stock warrants granted, forfeited or expired and exercised.

		Weighted Average Exercise
	Warrants	Price Per Shares
Outstanding – October 1, 2010	0	$0.00
Granted	4,282,153	$0.70
Forfeited or expired	0	$0.00
Exercised	0	$0.00
Outstanding – September 30, 2011	4,282,153	$0.70
Granted	3,333,334	$0.14
Forfeited or expired	0	$0.00
Exercised	0	$0.00
Outstanding – September 30, 2012	7,615,487	$0.45

As of September 30, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of	Warrant Exercise	Warrant
Warrants Issued	Price Per Share	Expiration Date
595,238	$1.26	October 5, 2013
449,438	$1.34	January 25, 2014
510,204	$1.47	February 23, 2014
2,727,273	$0.33	August 9, 2014
1,666,667	$0.18	February 21, 2015
1,666,667	$0.09	September 20, 2015
7,615,487

6. INCOME TAXES	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
6. INCOME TAXES

As of September 30, 2012, the Company had net operating loss carry forwards of $2,083,223 that may be available to reduce future years’ taxable income through 2029 to 2032. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carryforwards.

Components of net deferred tax assets, including a valuation allowance, are as follows at September 30, 2012 and 2011:

Deferred tax assets:	2012	2011
Net operating loss carry forward	$2,083,223	$1,158,146

Total deferred tax assets	$729,128	$405,351
Less: Valuation allowance	(729,128)	(405,351)
Net deferred tax assets	$-	$-

The valuation allowance for deferred tax assets as of September 30, 2012 was $729,128. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of September 30, 2012.

Reconciliation between the statutory rate and the effective tax rate is as follows at September 30, 2012 and 2011:

	2012	2011
Federal statutory tax rate	(35.0)%	(35.0)%
Stock-based compensation	5.0%	12.0%
Interest accretion	7.0%	6.0%
Loss on extinguishment	5.0%	0%
Valuation allowance	18.0%	17.0%
	-%	-%

7. SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
7. SUBSEQUENT EVENTS

On October 3, 2012, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 1,265,823 units valued at $0.079 per unit for an aggregate purchase price of $100,000.  Each unit consists of one share of the Company’s common stock and one warrant.   Each warrant entitles the holder to purchase one additional share of the Company’s common stock at an exercise price of $0.119 for a period of three years.

On December 11, 2012, the Company entered into a Second Amended and Restated Promissory Note (the “Amended JBM Note”) in connection with that certain Amended and Restated Coal Buy and Sell Agreement (the “Coal Agreement”) dated as of March 26, 2012, by and between the Company and JBM Energy Company, LLC (“JBM”). The Amended JBM Note replaces the Amended and Restated Promissory Note with JBM Energy dated March 26, 2012 to provide that the next payment of $100,000 due to JBM will now be due upon the earlier of (i) sixty (60) days following the effective date of the registration statement on Form S-1 which the Company is filing with respect to that certain Amended and Restated Standby Equity Distribution Agreement dated as of June 13, 2012 by and between the Company and YA Global Master SPV Ltd. (the “Amended SEDA”) or (ii) March 9, 2013, instead of December 9, 2012 as previously provided.

Also on December 11, 2012, the Company entered into a Second Amended and Restated Promissory Note (the “Amended Pace Note”) in connection with that certain Amended and Restated Mineral Buy and Sell Agreement (the “Mineral Agreement”) dated as of March 26, 2012, by and between the Company and Russell B. Pace, Jr. (“Pace”).  The Amended Pace Note replaces the Amended and Restated Promissory Note with Pace dated March 26, 2012 to provide that the next payment of $100,000 due to Pace will now be due upon the earlier of (i) sixty (60) days following the effective date of the registration statement on Form S-1 which the Company is filing with respect to the Amended SEDA or (ii) March 9, 2013, instead of December 9, 2012 as previously provided.  The Amended Pace Note also provides that the next payment of $200,000 due to Pace will now be due upon the earlier of (i) ninety (90) days following the effective date of the registration statement or (ii) March 9, 2013, instead of December 9, 2012 as previously provided.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Basis of Presentation

The financial statements present the balance sheets, statements of operations, stockholders’ equity (deficit) and cash flows of the Company. These financial statements are presented in United States dollars and have been prepared in accordance with accounting principles generally accepted in the United States.

Going Concern

The Company’s financial statements as of September 30, 2012 have been prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. For the years ended September 30, 2012 and 2011 the Company had a net loss of $1,735,856 and $1,952,064, respectively.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plan is to obtain such resources for the Company by obtaining capital from management and significant shareholders sufficient to meet its minimal operating expenses and seeking equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. These financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Stock based compensation

The Company recognizes stock-based compensation in accordance with ASC Topic 718 “Stock Compensation”, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options and employee stock purchases related to an Employee Stock Purchase Plan based on the estimated fair values.

For non-employee stock-based compensation, the Company has adopted ASC Topic 505 “Equity-Based Payments to Non-Employees”, which requires stock-based compensation related to non-employees to be accounted for based on the fair value of the related stock or options or the fair value of the services on the grant date, whichever is more readily determinable in accordance with ASC Topic 505.

Cash and cash equivalents	Cash and cash equivalents include highly liquid investments with original maturities of three months or less.
Financial Instruments

Financial Instruments

ASC 825, Financial Instruments requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 825 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data of the fair value of the assets or liabilities.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable and accrued liabilities, and promissory notes.

Pursuant to ASC 825, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The Company believes that the recorded values of cash, accounts payable and accrued liabilities, and other payables approximate their current fair values because of their nature and respective relatively short maturity dates or durations. Notes payable and loans payable approximate current fair value because interest is payable at market rates.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

Net Loss per Share

Net Loss per Share

Basic loss per share includes no dilution and is computed by dividing loss available to common stockholders by the weighted average number of common shares outstanding for the period.  Dilutive loss per share reflects the potential dilution of securities that could share in the losses of the Company.  Because the Company does not have any potentially dilutive securities, the accompanying presentation is only of basic loss per share.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost.  Major renewals and improvements are charged to the asset accounts while replacements, maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed.  At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation accounts are relieved of the applicable amounts.  Gains or losses from retirements or sales are credited or charged to income.

The Company’s fixed assets consist of computer equipment, which is valued at cost and depreciated using the straight-line method over a period of four years.

Website Development Costs

Website Development Costs

Costs incurred in developing and maintaining a website are charged to expense when incurred for the planning, content population, and administration or maintenance of the website. All development costs for the application, infrastructure, and graphics development are capitalized and subsequently reported at the lower of unamortized cost or net realizable value. Capitalized costs are amortized using the straight-line method over a four year estimated economic life. For the years ended September 30, 2012 and September 30, 2011, the company recorded Website amortization of $9,736 and $9,754, respectively, and net Website asset of $16,562 and $26,297, respectively.

Revenue Recognition

Revenue Recognition

Coal, oil, and natural gas revenues are recorded using the sales method, whereby the Company recognizes coal, oil and natural gas revenue based on the amount of coal, oil, and gas sold to purchasers, when title passes, the amount is determinable, and collection is reasonably assured.  Actual sales of coal, oil, and natural gas are based on sales, net of the associated volume charges for processing fees and for costs associated with delivery, transportation, marketing, and royalties in accordance with industry standards.  Operating costs and taxes are recognized in the same period in which revenue is earned.

Income Taxes

Income Taxes

The Company follows the liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances.  Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.  As of September 30, 2012, the Company had net operating loss carry forwards; however, due to the uncertainty of realization, the Company has provided a full valuation allowance for the deferred tax assets resulting from these loss carryforwards.

Mineral Property Costs

Mineral Property Costs

The Company has not yet realized any revenues from its planned operations.  It is primarily engaged in the acquisition and exploration of mining and coal properties.  Mineral property exploration costs are charged to operations as incurred.  When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property, are capitalized.  Such costs will be depleted using the units-of-production method over the estimated life of the probable reserve.

Although the Company has taken steps to verify title to mineral and coal properties in which it has an interest, according to the usual industry standards for the stage of exploration of such properties, these procedures do not guarantee the Company’s title.  Such properties may be subject to prior agreements or transfers and title may be affected by undetected defects.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements that impacted the fourth quarter of fiscal 2012, or which are expected to impact future periods, which were not already adopted and disclosed in prior periods.

3. FIXED ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
FIXED ASSETS
			Sept. 30,	Sept. 30,
		Accumulated	2012	2011
	Cost	Amortization	Net	Net

Computer equipment	$4,957	$2,979	$1,978	$3,218

5. SHAREHOLDERS EQUITY (DEFICIT) (Tables)	12 Months Ended
Sep. 30, 2012
Shareholders Equity Deficit Tables
Common stock warrants granted, forfeited or expired and exercised

The following is a summary of the common stock warrants granted, forfeited or expired and exercised.

		Weighted Average Exercise
	Warrants	Price Per Shares
Outstanding – October 1, 2010	0	$0.00
Granted	4,282,153	$0.70
Forfeited or expired	0	$0.00
Exercised	0	$0.00
Outstanding – September 30, 2011	4,282,153	$0.70
Granted	3,333,334	$0.14
Forfeited or expired	0	$0.00
Exercised	0	$0.00
Outstanding – September 30, 2012	7,615,487	$0.45

Warrants to purchase common stock outstanding

As of September 30, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of	Warrant Exercise	Warrant
Warrants Issued	Price Per Share	Expiration Date
595,238	$1.26	October 5, 2013
449,438	$1.34	January 25, 2014
510,204	$1.47	February 23, 2014
2,727,273	$0.33	August 9, 2014
1,666,667	$0.18	February 21, 2015
1,666,667	$0.09	September 20, 2015
7,615,487

6. INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Net deferred tax assets
Deferred tax assets:	2012	2011
Net operating loss carry forward	$2,083,223	$1,158,146

Total deferred tax assets	$729,128	$405,351
Less: Valuation allowance	(729,128)	(405,351)
Net deferred tax assets	$-	$-

Reconciliation between the statutory rate and the effective tax rate
	2012	2011
Federal statutory tax rate	(35.0)%	(35.0)%
Stock-based compensation	5.0%	12.0%
Interest accretion	7.0%	6.0%
Loss on extinguishment	5.0%	0%
Valuation allowance	18.0%	17.0%
	-%	-%

3. FIXED ASSETS (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Fixed Assets Details
Computer equipment, cost	$ 4,957
Computer equipment, accumulated amortization	2,979
Computer equipment, net	$ 1,978	$ 3,218

5. SHAREHOLDERS EQUITY (DEFICIT) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Warrants Outstanding, Ending	7,615,487
Warrants
Warrants Outstanding, Beginning	4,282,153	0
Warrants Granted	3,333,334	4,282,153
Warrants Forfeited	0	0
Warrants Exercised	0	0
Warrants Outstanding, Ending	7,615,487	4,282,153
Weighted Average Exercise Price
Warrants Outstanding, Beginning	$ 0.7	$ 0
Warrants Granted	$ 0.14	$ 0.7
Warrants Forfeited	$ 0	$ 0
Warrants Exercised	$ 0	$ 0
Warrants Outstanding, Ending Exercise Price	$ 0.45	$ 0.7

5. SHAREHOLDERS EQUITY (DEFICIT) (Details 1) (USD $)	12 Months Ended
Sep. 30, 2012
Warrants Outstanding, Ending	7,615,487
Warrants 1
Warrants Outstanding, Ending	595,238
Warrants Outstanding, Ending Exercise Price	$ 1.26
Warrant Expiration Date	Oct 5, 2013
Warrants 2
Warrants Outstanding, Ending	449,438
Warrants Outstanding, Ending Exercise Price	$ 1.34
Warrant Expiration Date	Jan 25, 2014
Warrants 3
Warrants Outstanding, Ending	510,204
Warrants Outstanding, Ending Exercise Price	$ 1.47
Warrant Expiration Date	Feb 23, 2014
Warrants 4
Warrants Outstanding, Ending	2,727,273
Warrants Outstanding, Ending Exercise Price	$ 0.33
Warrant Expiration Date	Aug 9, 2014
Warrants 5
Warrants Outstanding, Ending	1,666,667
Warrants Outstanding, Ending Exercise Price	$ 0.18
Warrant Expiration Date	Feb 21, 2015
Warrants 6
Warrants Outstanding, Ending	1,666,667
Warrants Outstanding, Ending Exercise Price	$ 0.09
Warrant Expiration Date	Sep 20, 2015

6. INCOME TAXES (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets:
Net operating loss carry forward	$ 2,083,223	$ 1,158,146
Total deferred tax assets	729,128	405,351
Less: Valuation allowance	(729,128)	(405,351)
Net deferred tax assets	$ 0	$ 0

6. INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Federal statutory tax rate	(35.00%)	(35.00%)
Stock-based compensation	5.00%	12.00%
Interest accretion	7.00%	6.00%
Loss on extinguishment	5.00%	0.00%
Valuation allowance	18.00%	17.00%
Effective tax rate	0.00%	0.00%

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Summary Of Significant Accounting Policies Details Narrative
Website amortization	$ 9,736	$ 9,754

3. FIXED ASSETS (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fixed Assets Details Narrative
Depreciation	$ 1,240	$ 1,262

5. SHAREHOLDERS EQUITY (DEFICIT) (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Shareholders Equity Deficit Details Narrative
Stock Based Compensation earned by Mr. Alvaro Valencia, CEO and Director, Amount	$ 133,833	$ 692,500	$ 133,833
Stock Based Compensation earned by Mr. Alvaro Valencia, CEO and Director, Shares	1,000,000	1,000,000	167,667
Stock payable owed to CEO under the Independent Consultant Agreement	166,667

6. INCOME TAXES (Details Narrative)	12 Months Ended
Sep. 30, 2012
Income Taxes Details Narrative
Net operating loss carry forwards expiration dates	Through 2029 to 2032